Long-Term Debt	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Long-Term Debt

11.	Long-Term Debt

Long-term debt and credit facilities consist of the following as of December 31, 2022, and December 31, 2021:

	As of
(Amounts in thousands)	December 31, 2022	December 31, 2021
Secured notes	$177,914	$215,622
Mortgage notes	901	1,089
Revolving credit facility	95,000	20,000
Equipment notes	31	540
Total debt	273,846	237,251
Unamortized deferred financing costs	(246)	(321)
Total debt, net	273,600	236,930
Current portion	46,322	41,333
Total long-term debt	$227,278	195,597

The weighted average interest rate on total debt outstanding as of December 31, 2022, and December 31, 2021, was 4.02% and 2.85%, respectively.

As of December 31, 2022, our fleet of equipment was subject to liens securing our debt.

We are currently in compliance with all applicable debt covenants.

Revolving Credit Facility

In July 2021, we entered into a revolving credit agreement with Frost Bank for $50.0 million. As of December 31, 2022, the revolving credit facility agreement had been amended and increased to $100 million. The revolving credit facility agreement bears interest on drawn balances at 1-month SOFR, subject to a floor of 0.90%, plus an applicable margin rate of 2.10%. As of December 31, 2022, $95 million was drawn on the revolver, and we had $5 million available.

Secured Notes

We enter secured notes in order to finance growth within our business. As of December 31, 2022, we had secured notes expiring between November 2023 and May 2030. Interest rates on the secured notes range between 1.29% and 6.50%.

Mortgage Notes

We enter mortgage notes in order to finance growth within our business. As of December 31, 2022, we had mortgage notes expiring between October 2023 and February 2029. Interest rates on the mortgage notes range between 3.84% and 5.99%.

Equipment OEM Notes

We enter equipment notes in order to complete certain specialty construction projects. As of December 31, 2022, we had equipment notes expiring in April 2023. As of December 31, 2022, there is no interest rate on any of our equipment notes.

Debt Maturity

Future long-term maturities are as follows for the years ended December 31:

Year Ended
(Amounts in thousands)	December 31,
2023	$46,322
2024	138,428
2025	50,348
2026	26,272
2027	1,447
Thereafter	11,029
Total	$273,846